UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2008
                                                -------------------

Check here if Amendment [ ];  Amendment Number: __________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nikos Hecht
Address:  314 S. Galena Street, Suite 300
          Aspen, CO 81611


Form 13F File Number:  28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nikos Hecht
Title:    N/A
Phone:    212-698-8006

Signature, Place, and Date of Signing:

/s/ Nikos Hecht               New York, New York             May 15, 2008
----------------------      ----------------------        ------------------
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                          -------------
Form 13F Information Table Entry Total:         36
                                          -------------
Form 13F Information Table Value Total:      $96,151
                                          -------------
                                           (thousands)



List of Other Included Managers:
None.


                                                        FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------   ---------   ---------   ---------  --------------------  ----------  ---------  ---------------------------
                         TITLE OF                 VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER
    NAME OF ISSUER        CLASS       CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS     SOLE      SHARED   NONE
---------------------   ---------   ---------   ---------  ---------  --- -----  ----------  ---------  -----------  ------   ----
ADVANCED MICRO DEVICES    COMMON    007903107         247     42,000  SH           SOLE                      42,000
                          STOCK

AMBAC FINANCIAL GROUP     COMMON    23139108        10770  1,873,015  SH           SOLE                   1,873,015
INC.                      STOCK

AMKOR TECHNOLOGIES INC    COMMON    031652100         419     39,200  SH           SOLE                      39,200
                          STOCK

BLACKROCK CORP HIGH       COMMON    09255P107        6010    554,900  SH           SOLE                     554,900
YIELD FUND VI, INC.       STOCK
MUTUAL FUND

BLACKROCK DEBT            COMMON    09255R103        3606    685,506  SH           SOLE                     685,506
STRATEGIES FUND INC.      STOCK

BLACKROCK SENIOR HIGH     COMMON    09255T109         872    179,200  SH           SOLE                     179,200
INC                       STOCK

BLACKROCK DIVERSIFIED     COMMON    09255W102       3725     278,829  SH           SOLE                     278,829
INC STRATEGIES FUND       STOCK


                                                        FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------   ---------   ---------   ---------  --------------------  ----------  ---------  ---------------------------
                         TITLE OF                 VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER
    NAME OF ISSUER        CLASS       CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS     SOLE      SHARED   NONE
---------------------   ---------   ---------   ---------  ---------  --- -----  ----------  ---------  -----------  ------   ----
BLACKROCK FLOATING        COMMON    0925X100         1008     70,200  SH           SOLE                      70,200
RATE INCOME STRATEGIES    STOCK
FUND II INC. MUTUAL
FUND

BLACKROCK FLOATING        COMMON    09255Y108        1435    100,000  SH           SOLE                     100,000
RATE INCOME STRATEGIES    STOCK
FUND MUTUAL FUND

CARAUSTAR INDUSTRIES,     COMMON    140909102         274    202,700  SH           SOLE                     202,700
INC                       STOCK

CINCINNATI BELL INC       COMMON    171871106         401     94,100  SH           SOLE                      94,100
                          STOCK

CONSTAR INTERNATIONAL     COMMON    21036U107        1079    411,714  SH           SOLE                     411,714
INC                       STOCK


                                                        FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------   ---------   ---------   ---------  --------------------  ----------  ---------  ---------------------------
                         TITLE OF                 VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER
    NAME OF ISSUER        CLASS       CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS     SOLE      SHARED   NONE
---------------------   ---------   ---------   ---------  ---------  --- -----  ----------  ---------  -----------  ------   ----
DR HORTON INC             COMMON    23331A109         388     24,650  SH           SOLE                      24,650
                          STOCK

DEAN FOODS COMPANY        COMMON    242370104         321     16,000  SH           SOLE                      16,000
                          STOCK

DEL MONTE FOODS           COMMON    24522P103         282     29,550  SH           SOLE                      29,550
COMPANY                   STOCK

E*TRADE  FINANCIAL        COMMON    269246104         640    165,700  SH           SOLE                     165,700
CORPORATION               STOCK

FIBER TOWER               COMMON    31567R100       24746 14,060,139  SH           SOLE                  14,060,139
                          STOCK

GRAPHIC PACKAGING CORP    COMMON    388688101         454    155,500  SH           SOLE                     155,500
                          STOCK

HAYES LEMMERZ INTL INC    COMMON    420781304       21771  7,803,318  SH           SOLE                   7,803,318
                          STOCK


                                                        FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------   ---------   ---------   ---------  --------------------  ----------  ---------  ---------------------------
                         TITLE OF                 VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER
    NAME OF ISSUER        CLASS       CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS     SOLE      SHARED   NONE
---------------------   ---------   ---------   ---------  ---------  --- -----  ----------  ---------  -----------  ------   ----
HEALTHSOUTH CORPORATION   COMMON    421924309         404     22,700  SH           SOLE                      22,700
                          STOCK

KB HOME                   COMMON    48666K109         378     15,300  SH           SOLE                      15,300
                          STOCK

MBIA INC.                 COMMON    55262C100        5153    421,700  SH           SOLE                     421,700
                          STOCK

NABI BIOPHARMACEUTICALS   COMMON    629519109         422    105,000  SH           SOLE                     105,000
                          STOCK


                                                        FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------   ---------   ---------   ---------  --------------------  ----------  ---------  ---------------------------
                         TITLE OF                 VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER
    NAME OF ISSUER        CLASS       CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS     SOLE      SHARED   NONE
---------------------   ---------   ---------   ---------  ---------  --- -----  ----------  ---------  -----------  ------   ----
NEOPHARM INC              COMMON    640919106        1104  1,970,815  SH           SOLE                   1,970,815
                          STOCK

NUVELO INC                COMMON    67072M301        2159  3,041,450  SH           SOLE                   3,041,450
                          STOCK

PANACOS                   COMMON    69811Q106         646    922,500  SH           SOLE                     922,500
PHARMACEUTICALS, INC.     STOCK

PULTE HOMES, INC.         COMMON    745867101         364     25,000  SH           SOLE                      25,000
                          STOCK

QUICKSILVER INC.          COMMON    74838C106         100     10,150  SH           SOLE                      10,150
                          STOCK

R.H. DONNELLEY CORP       COMMON    74955W307         481     95,000  SH           SOLE                      95,000
(NEW)                     STOCK

RADIO ONE INC             COMMON    75040P405         132     86,598  SH           SOLE                      86,598
                          STOCK


                                                        FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------   ---------   ---------   ---------  --------------------  ----------  ---------  ---------------------------
                         TITLE OF                 VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER
    NAME OF ISSUER        CLASS       CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS     SOLE      SHARED   NONE
---------------------   ---------   ---------   ---------  ---------  --- -----  ----------  ---------  -----------  ------   ----
SALLY BEAUTY COMPANY,     COMMON    79546E104         132     19,200  SH           SOLE                      19,200
INC                       STOCK

SIX FLAGS INC             COMMON    83001P109         354    216,025  SH           SOLE                     216,025
                          STOCK

SPECTRUM BRANDS INC       COMMON    84762L105         956    209,200  SH           SOLE                     209,200
                          STOCK

TELIK INC                 COMMON    87959M109        4315  1,768,500  SH           SOLE                   1,768,500
                          STOCK

XM SATELLITE RADIO        COMMON    983759101         227     19,500  SH           SOLE                      19,500
HOLDINGS INC              STOCK

YOUNG BROADCASTING INC    COMMON    987434107         376    494,400  SH           SOLE                     494,400
                          STOCK